Acquisitions and other transactions	6 Months Ended
Jun. 30, 2021
Acquisitions and other transactions
Acquisitions and other transactions

Note 3 – Acquisitions and other transactions

(a)	Acquisition of Vale Royalty Debentures – Brazil

On April 16, 2021, the Company acquired 57 million of Vale S.A.’s (“Vale”) outstanding participating debentures (“Royalty Debentures”) for $538 million. The terms of the Royalty Debentures were set to ensure that holders would participate in potential future benefits that might be obtained from exploration of mineral resources from Vale’s Northern System, Southeastern System and on certain copper and gold assets. Holders of the debentures have the right to receive semi-annual payments equal to an agreed percentage of revenues less value-added and other sales or revenue taxes, transport fee and insurance expenses related to the trading of the products, derived from these mineral resources.

Royalty payments are made on a semi-annual basis on March 31st and September 30th of each year reflecting the sales from the underlying mines in the preceding half calendar year period. The first payment for H1/2021 will be payable to the Company on September 30, 2021, reflecting a net sales royalty for the six-month period from January 1, 2021 to June 30, 2021.

Management has determined that the Royalty Debentures are economically equivalent to royalty interests with no maturity until the underlying mining rights are extinguished, and has accounted for them as an acquisition of a mineral interest.

(b)	Acquisition of Séguéla Royalty – Côte d'Ivoire

On March 30, 2021, the Company acquired a 1.2% NSR on Roxgold Inc.’s (“Roxgold”) Séguéla gold project in Côte d'Ivoire for $15.2 million (A$20.0 million). The royalty agreement is subject to a buy-back at the option of Roxgold of up to 50% of the royalty at a pro rata portion of the purchase price for a period of up to three years after closing.

The acquisition of the Séguéla royalty has been accounted for as an asset acquisition.

(c)	Acquisition of Condestable Gold and Silver Stream – Peru

On March 8, 2021, the Company, through a wholly-owned subsidiary, closed a precious metals stream agreement with reference to the gold and silver production from the Condestable mine in Peru, for an up-front deposit of $165.0 million. The Condestable mine is located approximately 90 kilometers south of Lima, Peru, and is owned and operated by a subsidiary of Southern Peaks Mining LP (“SPM”), a private company.

Commencing on January 1, 2021 and ending December 31, 2025, Franco-Nevada will receive 8,760 ounces of gold and 291,000 ounces of silver annually until a total of 43,800 ounces of gold and 1,455,000 ounces of silver have been delivered (the “Fixed Deliveries”). Thereafter, Franco-Nevada will receive 63% of the contained gold and contained silver produced until a cumulative total of 87,600 ounces of gold and 2,910,000 ounces of silver have been delivered (the “Variable Phase 1 Deliveries”). The stream then reduces to 25% of gold and silver produced from concentrate over the remaining life of mine (the “Variable Phase 2 Deliveries”). Franco-Nevada will pay 20% of the spot price for gold and silver for each ounce delivered under the stream (the “Ongoing Payment”). The stream has an effective date of January 1, 2021, with the first quarterly delivery received on March 15, 2021.

Until March 8, 2025, subject to certain restrictions, a subsidiary of SPM may, at its option, make a one-time special delivery comprising the number of ounces of refined gold equal to $118.8 million at the then current spot price subject to the Ongoing Payment, to achieve the early payment of the Fixed Deliveries and Variable Phase 1 Deliveries. The Variable Phase 2 Deliveries would commence immediately thereafter.

The acquisition of the Condestable stream has been accounted for as an asset acquisition.

(d)	Acquisition of U.S. Oil & Gas Mineral Rights with Continental Resources, Inc.

The Company, through a wholly-owned subsidiary, has a strategic relationship with Continental Resources, Inc. (“Continental”) to acquire, through a jointly-owned entity (the “Royalty Acquisition Venture”), royalty rights within Continental’s areas of operation.

In the six months ended June 30, 2021, Franco-Nevada recorded contributions to the Royalty Acquisition Venture of $4.1 million (H1/2020 – $19.3 million). As at June 30, 2021, the total cumulative investment in the Royalty Acquisition Venture totaled $410.1 million. Franco-Nevada has remaining commitments of up to $109.9 million, less than half of which is expected to be deployed in the remainder of 2021. Accrued liabilities at June 30, 2021 include $1.4 million (December 31, 2020 - $10.2 million) of contributions disbursed after period-end.

The Royalty Acquisition Venture is accounted for as a joint operation in accordance with IFRS 11 Joint Arrangements.